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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00216

Nicholas High Income Fund, Inc.
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  (Exact name of registrant as specified in charter)

700 North Water Street
Milwaukee, Wisconsin 53202
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  (Address of principle executive offices)

Jeffrey T. May, Senior Vice President & Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
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  (Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of Fiscal year-end: 12/31/2009

Date of reporting period: 07/01/2008 - 06/30/2009

Item 1. Proxy Voting Record

Account Name: Nicholas High Income Fund, Inc.

COHEN & STEERS QUALITY INCOME REATLY FUND, INC.

Ticker:       RQI            Security ID:  19247L106
Meeting Date: APR 30, 2009   Meeting Type: Annual
Record Date:  MAR 5, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee George Grossman           For       For          Management
1.2   Elect Trustee Robert H. Steers          For       For          Management
1.3   Elect Trustee C. Edward Ward, Jr.       For       For          Management

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ENERGY TRANSFER PARTNERS L P

Ticker:       ETP            Security ID:  29273R109
Meeting Date: DEC 16, 2008   Meeting Type: Annual
Record Date:  NOV 21, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     APPROVAL OF THE TERMS OF THE ENERGY     For       Did Not Vote Management
      TRANSFER PARTNERS, L.P. 2008 LONG-TERM
      INCENTIVE PLAN

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KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

Ticker:       KYE            Security ID:  48660P104
Meeting Date: JUN 16, 2009   Meeting Type: Annual
Record Date:  APR 20, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Steven C. Good            For       For          Management
1.2   Elect Trustee Kevin S. McCarthy         For       For          Management
2     Authorize Company to Sell Shares Below  For       For          Management
      Net Asset Value

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VAN KAMPEN SENIOR INCOME TRUST

Ticker:       VVR            Security ID:  920961109
Meeting Date: JUN 17, 2009   Meeting Type: Annual
Record Date:  APR 23, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Rod Dammeyer              For       For          Management
1.2   Elect Trustee Wayne W. Whalen           For       For          Management

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WINDSTREAM CORP.

Ticker:       WIN            Security ID:  97381W104
Meeting Date: MAY 6, 2009    Meeting Type: Annual
Record Date:  MAR 9, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Carol B. Armitage        For       For          Management
1.2   Elect Director Samuel E. Beall, III     For       Withhold     Management
1.3   Elect Director Dennis E. Foster         For       Withhold     Management
1.4   Elect Director Francis X. Frantz        For       For          Management
1.5   Elect Director Jeffery R. Gardner       For       For          Management
1.6   Elect Director Jeffrey T. Hinson        For       For          Management
1.7   Elect Director Judy K. Jones            For       For          Management
1.8   Elect Director William A. Montgomery    For       Withhold     Management
1.9   Elect Director Frank E. Reed            For       For          Management
2     Ratify Auditors                         For       For          Management
3     Advisory Vote to Ratify Named Executive Against   For          Shareholder
      Officers' Compensation
4     Require Independent Board Chairman      Against   For          Shareholder

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas High Income Fund, Inc.

By (Signature and Title)	/s/ David O. Nicholas
David O. Nicholas, Principal Executive Officer

Date	08/28/2009